Other Liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Liabilities
6.	Other Liabilities:

At December 31, 2017, other liabilities of $66,533 consisted of accrued payroll of approximately $12,000 and accrued legal fees of approximately $55,000. At December 31, 2016, other liabilities of $10,307 consisted entirely of accrued payroll expenses.